Columbia Multi Strategy Alternatives Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	168,749
ASP WHCO Participation LP(a),(d),(e),(f)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,000,000	1,000,000
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	400,000	401,485
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	450,000	440,115
Elmwood CLO VIII Ltd.(a),(f)
Subordinated Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.576%	250,000	250,000
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	887,750
LendingClub Receivables Trust(a),(c),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	4,250
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	42,926	42,883
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	11,929	11,860
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	119,302	119,603
Pagaya AI Debt Grantor Trust(a)
Series 2025-R2 Class A
10/15/2032	4.865%	1,500,000	1,500,754
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	341,546	343,339
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	505,164	505,173
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	31,063
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	16,955
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	13,474	13,400
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	488,928	494,733
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	209,946	212,222
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	452,834
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	395,442	396,526
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	430,723	432,264
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	200,052	202,445
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	132,477	134,148
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	191,045	193,425
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	522,094	526,537
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	32,351	32,372
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	198,037	194,163
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.829%	266,667	266,799
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	36,715	36,763
Upstart Asset Trust II Series(a),(c),(d),(e)
Series 2025-1GS Class CERT
02/20/2030	0.000%	1,000	282,500
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	1,000,000	1,052,518
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	835,552

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	22,415
Total Asset-Backed Securities — Non-Agency (Cost $13,688,143)			11,505,595

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,281,671	61,742
Series 2019-131 Class IO
07/16/2061	0.803%	2,572,685	146,398
Series 2020-19 Class IO
12/16/2061	0.719%	1,566,782	71,371
Series 2020-3 Class IO
02/16/2062	0.616%	1,884,731	71,648
Total Commercial Mortgage-Backed Securities - Agency (Cost $994,579)			351,159

Commercial Mortgage-Backed Securities - Non-Agency 0.5%

BHMS Commercial Mortgage Trust(a),(f)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.900%	200,000	200,625
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,100,000	832,867
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	300,000	195,003
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	34,184
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	316,240
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.286%	1,000,000	929,437
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,357,405)			2,508,356

Residential Mortgage-Backed Securities - Agency 35.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.737%	1,591,554	209,947
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.737%	1,520,441	202,755
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.637%	2,520,402	352,233
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.632%	2,827,272	349,329
Fannie Mae REMICS(f)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.105%	1,117,298	1,146,500
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.105%	696,522	708,594
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	1,636,736	1,534,174
12/01/2052	5.000%	1,417,262	1,429,880
09/01/2053	5.500%	1,678,258	1,707,668
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.037%	554,889	74,142
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.617%	1,100,943	169,786
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.587%	1,659,825	261,358
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.543%	2,766,462	300,213
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.637%	1,883,792	248,106
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,426,324	399,917
Federal National Mortgage Association
09/01/2052	5.000%	1,711,331	1,704,969
07/01/2055	5.500%	1,998,118	2,011,127
Federal National Mortgage Association(f),(h)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.537%	2,585,847	224,805
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.637%	1,128,467	125,859
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.587%	2,544,169	348,784
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.687%	1,658,155	215,649
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.587%	1,434,723	188,234
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.652%	1,269,988	181,494
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	0.752%	1,935,405	121,267
Freddie Mac REMICS(f)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.105%	739,428	760,804
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.255%	764,012	779,042
Freddie Mac REMICS(e),(f)
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.955%	1,160,907	1,154,916
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.126%	1,277,878	155,618
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.595%	1,677,811	242,561
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	16,134,673	220,824
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.645%	1,912,944	240,577
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.645%	2,073,054	268,685
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	1,080,863	141,897

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.595%	1,666,127	235,842
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.695%	1,860,465	243,444
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	1,873,067	265,669
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	2,681,600	381,565
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,030,671	31,509
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	3,023,215	429,762
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	3,003,583	416,178
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	4,989,750	29,065
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	2,824,456	410,607
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	17,201,080	53,435
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.845%	2,963,923	416,140
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.845%	2,219,753	315,452
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	2,875,457	50,536
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.845%	2,791,994	394,657
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.655%	3,977,063	394,981
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,439,035	41,398
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.595%	2,534,237	286,680
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.385%	1,304,536	94,799
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.555%	3,428,725	211,852
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.595%	2,453,365	272,675
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.305%	5,007,220	381,434
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.005%	1,711,048	154,215
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.805%	1,688,167	160,657
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.055%	4,458,237	214,421
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.055%	2,777,733	171,203
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.055%	3,353,017	201,086
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.905%	1,541,017	237,353
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.955%	1,933,536	297,052
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	3,855,392	567,752
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,718,790	291,468
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,689,434	397,272
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,801,220	404,801
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,077,059	332,559
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,264,657	586,450
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,642,890	271,783
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,629,750	371,912
Government National Mortgage Association(f)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.281%	587,725	601,235
Government National Mortgage Association TBA(j)
09/22/2055	4.500%	15,000,000	14,444,660
Uniform Mortgage-Backed Security TBA(j)
09/15/2055	3.500%	25,595,420	23,119,895
09/15/2055	4.000%	35,500,000	33,123,231
09/15/2055	4.500%	34,000,000	32,698,055
09/15/2055	5.000%	13,000,000	12,819,657
09/15/2055	5.500%	12,500,000	12,570,372
09/15/2055	6.000%	26,000,000	26,560,655
Total Residential Mortgage-Backed Securities - Agency (Cost $187,836,787)			184,137,138

Residential Mortgage-Backed Securities - Non-Agency 12.8%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	237,030	238,548
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.495%	400,000	406,780
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	5.115%	159,843	160,318
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.988%	465,000	262,434
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	259,600	227,922
Angel Oak Mortgage Trust(a),(k)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	349,036	351,160
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,763,557
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,731,482

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	254,855	262,218
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	298,641
CMO Series 2020-NQM1 Class B2
05/25/2060	5.997%	430,000	429,450
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	184,157
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	261,458
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	300,099
CMO Series 2023-3 Class M1
07/25/2058	8.257%	800,000	809,418
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.555%	650,000	553,466
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.555%	500,000	376,043
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.117%	473,000	472,953
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	300,000	298,832
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.016%	200,000	203,148
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.257%	300,000	301,995
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	248,943
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	997,945	744,627
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	498,089
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	201,510
CMO Series 2021-3 Class A3
09/27/2066	1.419%	426,176	366,740
CMO Series 2023-1 Class B2
04/25/2068	8.006%	300,000	299,656
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	300,784
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.716%	400,000	365,005
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	144,839
COLT Mortgage Loan Trust(a),(k)
CMO Series 2025-7 Class A2
06/25/2070	5.673%	460,000	462,917
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.848%	550,000	572,636
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.348%	900,000	942,912
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.548%	800,000	834,320
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	150,000	154,125
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	100,000	105,172
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	100,000	105,137
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	155,274
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	264,064
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	424,762
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	151,931
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	155,446
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	251,934
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	204,957
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.998%	1,000,000	1,142,921
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.098%	1,050,000	1,162,471
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.848%	1,650,000	1,965,919
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.848%	550,000	582,081
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(f)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	413,162	385,411
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	36,233,007	277,125
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	148,647
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	144,603
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,000,000	820,905
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.748%	1,800,000	2,197,583
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	14,739,082	100,089
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	26,911,091	76,667
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	26,911,091	97,964
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	115,177,013	279,224
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	115,177,013	436,291
Freddie Mac Structured Agency Credit Risk Debt Notes(f)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	350,000	294,961
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	552,299
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.250%	475,443	476,738
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.300%	500,000	511,955
GITSIT Mortgage Loan Trust(a),(k)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	241,820	242,327
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	249,857
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	494,171	501,090
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	639,705	641,438
CMO Series 2025-1 Class A
11/25/2042	6.500%	288,607	286,191
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	294,754
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.121%	500,000	397,243
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.414%	350,000	287,260
Imperial Fund Mortgage Trust(a),(k)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	103,580	101,013
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	960,000	962,405
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	310,541	310,598
LHOME Mortgage Trust(a),(k)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	602,978
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	405,051
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	303,359
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	299,827
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	200,000	200,750
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	458,280

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,072,174
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.982%	750,000	551,834
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	200,000	143,305
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	501,558
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.952%	400,000	315,972
CMO Series 2024-CP1 Class M1
02/25/2068	3.952%	150,000	111,339
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	290,783	291,196
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	908,239	915,219
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.298%	500,000	507,836
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	402,911	333,323
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	656,723
PRET LLC(a),(k)
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	700,000	700,660
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	650,000	651,443
CMO Series 2024-NPL9 Class A2
12/25/2054	8.590%	600,000	601,253
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	243,984	243,810
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,412,021
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	434,092	414,682
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(k)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	494,000	434,289
PRPM LLC(a),(k)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	340,817	340,772
CMO Series 2024-5 Class A2
09/25/2029	9.076%	200,000	200,156
CMO Series 2024-8 Class A1
12/25/2029	5.897%	311,619	311,716
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	401,044
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	142,886
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	690,848
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	188,569
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	772,319
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	153,710
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	122,425
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	140,910
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	224,883
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	281,428
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	267,403
CMO Series 2025-2 Class A2
05/25/2030	9.560%	350,000	353,054
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.404%	350,000	343,940
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.266%	300,000	297,711
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.437%	150,000	149,680
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	743,686	738,682
RCO X Mortgage LLC(a),(k)
CMO Series 2025-1 Class A2
01/25/2030	8.353%	500,000	502,730
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	142,780	143,068
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	5.143%	400,000	313,803
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	5.143%	400,000	287,869
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.990%	504,081	747,715
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	690,000	704,861
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	233,877
CMO Series 2021-3 Class A1
06/25/2056	1.127%	217,756	193,042
Toorak Mortgage Trust(a),(g)
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	200,000	202,628
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.123%	524,000	530,610
Triangle Re Ltd.(a),(f)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.946%	650,000	676,776
VCAT LLC(a),(k)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	500,655	505,630
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	102,046	102,024
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	447,569
Verus Securitization Trust(a),(g)
CMO Series 2023-INV1 Class M1
02/25/2068	7.474%	800,000	800,859
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.264%	300,000	232,276
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.855%	1,750,000	1,744,520
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.474%	450,000	449,965
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	217,564
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	190,680
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	194,623
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	97,809
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	300,000	304,406
CMO Series 2024-CES3 Class B2
01/25/2055	9.490%	200,000	207,410
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	250,000	255,931
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	150,000	154,574
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	800,558
Vista Point Securitization Trust(a),(k)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	500,000	503,490
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $63,090,962)			65,775,774

Treasury Bills 15.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 15.8%
U.S. Treasury Bills(l)
11/04/2025	3.900%	44,000,000	43,686,970
U.S. Treasury Bills
12/09/2025	3.960%	37,750,000	37,336,958
Total			81,023,928
Total Treasury Bills (Cost $80,974,582)			81,023,928

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $940,194)	717,452

Put Option Contracts Purchased 0.1%

(Cost $1,288,870)	468,587

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)

Money Market Funds 50.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(m),(n)	257,641,065	257,563,773
Total Money Market Funds (Cost $257,575,936)		257,563,773
Total Investments in Securities (Cost: $610,747,458)		604,051,762
Other Assets & Liabilities, Net		(91,765,166)
Net Assets		512,286,596
At August 31, 2025, securities and/or cash totaling $67,872,823 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
755,956,000 JPY	5,113,219 USD	Barclays	09/02/2025	—	(30,913)
73,234,000 SEK	7,660,221 USD	Barclays	09/02/2025	—	(77,536)
5,069,632 USD	3,752,000 GBP	Barclays	09/02/2025	1,571	—
30,781,743 USD	293,113,000 SEK	Barclays	09/02/2025	187,986	—
4,470,557 USD	3,301,000 GBP	Barclays	09/24/2025	—	(8,024)
2,352,465 USD	22,349,000 SEK	Barclays	09/24/2025	12,038	—
73,234,000 SEK	7,673,795 USD	Barclays	10/17/2025	—	(86,083)
11,634,115 USD	9,239,000 CHF	Citi	09/02/2025	—	(87,530)
3,413,501 AUD	2,244,046 USD	Citi	09/17/2025	9,539	—
21,501,503 AUD	13,937,717 USD	Citi	09/17/2025	—	(137,353)
10,521,961 BRL	1,936,184 USD	Citi	09/17/2025	2,561	—
71,529,888 BRL	12,907,822 USD	Citi	09/17/2025	—	(237,242)
14,228,142 CAD	10,469,640 USD	Citi	09/17/2025	102,487	—
12,683,726 CAD	9,188,352 USD	Citi	09/17/2025	—	(53,481)
3,486,506 CHF	4,410,957 USD	Citi	09/17/2025	46,092	—
15,722,368 CHF	19,412,288 USD	Citi	09/17/2025	—	(271,035)
5,366,577,866 CLP	5,626,776 USD	Citi	09/17/2025	75,872	—
108,832,225 CNH	15,225,376 USD	Citi	09/17/2025	—	(76,649)
4,299,260,119 COP	1,069,470 USD	Citi	09/17/2025	841	—
22,230,525,169 COP	5,420,802 USD	Citi	09/17/2025	—	(104,839)
1,000,000 CZK	47,949 USD	Citi	09/17/2025	97	—
151,379,125 CZK	7,016,805 USD	Citi	09/17/2025	—	(227,016)
5,385,459 EUR	6,361,084 USD	Citi	09/17/2025	54,956	—
26,020,862 EUR	30,141,851 USD	Citi	09/17/2025	—	(327,399)
5,397,089 GBP	7,339,300 USD	Citi	09/17/2025	43,613	—
12,877,900 GBP	17,246,450 USD	Citi	09/17/2025	—	(161,663)
50,000,000 HUF	147,726 USD	Citi	09/17/2025	269	—
2,436,796,540 HUF	7,022,892 USD	Citi	09/17/2025	—	(163,571)
26,500,000,000 IDR	1,620,644 USD	Citi	09/17/2025	11,405	—
7,803,732,433 IDR	472,899 USD	Citi	09/17/2025	—	(991)
2,764,438 ILS	829,048 USD	Citi	09/17/2025	753	—
26,290,937 ILS	7,740,303 USD	Citi	09/17/2025	—	(137,122)
1,155,436,167 INR	13,253,519 USD	Citi	09/17/2025	165,549	—
1,291,500,032 JPY	8,952,209 USD	Citi	09/17/2025	150,134	—
2,440,219,814 JPY	16,532,544 USD	Citi	09/17/2025	—	(98,503)
17,232,811,805 KRW	12,603,056 USD	Citi	09/17/2025	191,727	—
10,500,000 MXN	561,824 USD	Citi	09/17/2025	91	—
531,460,301 MXN	27,691,334 USD	Citi	09/17/2025	—	(740,904)
1,999,999 NOK	199,254 USD	Citi	09/17/2025	275	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
95,999,145 NOK	9,482,366 USD	Citi	09/17/2025	—	(68,542)
14,452,890 NZD	8,644,286 USD	Citi	09/17/2025	113,487	—
2,138,000 NZD	1,251,770 USD	Citi	09/17/2025	—	(10,181)
181,585 PEN	51,573 USD	Citi	09/17/2025	190	—
829,970 PEN	234,491 USD	Citi	09/17/2025	—	(365)
225,000,001 PHP	3,965,496 USD	Citi	09/17/2025	29,108	—
70,000,000 PHP	1,213,080 USD	Citi	09/17/2025	—	(11,574)
4,878,002 PLN	1,346,094 USD	Citi	09/17/2025	7,639	—
42,791,771 PLN	11,447,451 USD	Citi	09/17/2025	—	(294,006)
12,000,000 SEK	1,272,353 USD	Citi	09/17/2025	3,328	—
94,343,431 SEK	9,884,785 USD	Citi	09/17/2025	—	(92,226)
19,407,924 SGD	15,182,201 USD	Citi	09/17/2025	38,855	—
9,383,078 SGD	7,288,012 USD	Citi	09/17/2025	—	(33,285)
122,249,109 THB	3,781,917 USD	Citi	09/17/2025	3,950	—
126,915,773 THB	3,901,755 USD	Citi	09/17/2025	—	(20,430)
201,449,116 TWD	6,766,597 USD	Citi	09/17/2025	166,935	—
14,074,406 USD	21,724,272 AUD	Citi	09/17/2025	146,491	—
2,096,166 USD	3,190,732 AUD	Citi	09/17/2025	—	(7,485)
14,040,430 USD	80,757,764 BRL	Citi	09/17/2025	800,443	—
584,395 USD	3,178,023 BRL	Citi	09/17/2025	—	(369)
4,786,840 USD	6,576,808 CAD	Citi	09/17/2025	5,266	—
11,462,800 USD	15,593,251 CAD	Citi	09/17/2025	—	(100,978)
13,889,299 USD	11,132,022 CHF	Citi	09/17/2025	47,227	—
1,125,073 USD	891,001 CHF	Citi	09/17/2025	—	(9,601)
515,049 USD	500,000,000 CLP	Citi	09/17/2025	2,124	—
7,464,691 USD	7,050,996,321 CLP	Citi	09/17/2025	—	(171,514)
22,351,514 USD	159,650,537 CNH	Citi	09/17/2025	95,666	—
8,128,336 USD	33,919,115,500 COP	Citi	09/17/2025	302,633	—
7,539,941 USD	161,294,000 CZK	Citi	09/17/2025	178,328	—
35,722,747 USD	30,872,515 EUR	Citi	09/17/2025	427,569	—
7,042,320 USD	5,963,068 EUR	Citi	09/17/2025	—	(59,838)
13,396,400 USD	9,940,035 GBP	Citi	09/17/2025	40,361	—
11,379,227 USD	8,334,954 GBP	Citi	09/17/2025	—	(112,186)
8,442,597 USD	3,004,843,082 HUF	Citi	09/17/2025	419,118	—
60,714 USD	1,000,000,000 IDR	Citi	09/17/2025	12	—
2,299,004 USD	37,607,464,867 IDR	Citi	09/17/2025	—	(15,253)
6,016,008 USD	20,691,041 ILS	Citi	09/17/2025	183,547	—
2,509,277 USD	8,364,334 ILS	Citi	09/17/2025	—	(3,112)
14,145,187 USD	1,223,914,890 INR	Citi	09/17/2025	—	(281,538)
4,373,788 USD	645,000,003 JPY	Citi	09/17/2025	22,138	—
28,174,257 USD	4,039,100,868 JPY	Citi	09/17/2025	—	(646,213)
1,683,113 USD	2,350,000,000 KRW	Citi	09/17/2025	9,392	—
12,766,936 USD	17,491,911,759 KRW	Citi	09/17/2025	—	(168,998)
13,339,440 USD	253,089,861 MXN	Citi	09/17/2025	200,444	—
4,150,278 USD	77,467,610 MXN	Citi	09/17/2025	—	(5,891)
12,915,560 USD	131,120,164 NOK	Citi	09/17/2025	129,522	—
402,161 USD	3,999,999 NOK	Citi	09/17/2025	—	(4,203)
1,170,598 USD	1,994,608 NZD	Citi	09/17/2025	6,717	—
8,752,206 USD	14,596,282 NZD	Citi	09/17/2025	—	(136,770)
599,993 USD	2,179,104 PEN	Citi	09/17/2025	16,627	—
1,222,771 USD	70,000,000 PHP	Citi	09/17/2025	1,884	—
3,995,910 USD	225,000,001 PHP	Citi	09/17/2025	—	(59,521)
7,185,624 USD	26,303,906 PLN	Citi	09/17/2025	31,796	—
2,417,707 USD	8,749,002 PLN	Citi	09/17/2025	—	(17,105)
14,511,093 USD	138,284,805 SEK	Citi	09/17/2025	112,807	—
9,389,810 USD	12,045,657 SGD	Citi	09/17/2025	9,008	—
5,830,256 USD	7,452,167 SGD	Citi	09/17/2025	—	(15,582)
3,976,957 USD	128,832,438 THB	Citi	09/17/2025	4,460	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,282,509 USD	73,666,220 THB	Citi	09/17/2025	—	(5,940)
9,121,062 USD	267,993,600 TWD	Citi	09/17/2025	—	(341,340)
12,835,416 USD	230,768,085 ZAR	Citi	09/17/2025	234,372	—
311,910 USD	5,500,000 ZAR	Citi	09/17/2025	—	(412)
500,000 ZAR	28,418 USD	Citi	09/17/2025	100	—
191,271,927 ZAR	10,702,271 USD	Citi	09/17/2025	—	(130,611)
1,986,000 AUD	1,292,723 USD	Citi	09/24/2025	—	(7,487)
4,325,171 USD	5,969,000 CAD	Citi	09/24/2025	25,528	—
6,526,124 USD	4,859,000 GBP	Citi	09/24/2025	42,627	—
35,087,956 USD	359,225,000 NOK	Citi	09/24/2025	652,660	—
8,412,500 AUD	5,462,559 USD	Citi	12/17/2025	—	(52,438)
3,514,026 BRL	632,011 USD	Citi	12/17/2025	182	—
3,918,024 BRL	701,969 USD	Citi	12/17/2025	—	(2,500)
5,217,308 CAD	3,812,675 USD	Citi	12/17/2025	—	(4,866)
7,654,349 CHF	9,668,149 USD	Citi	12/17/2025	—	(19,363)
3,481,407 CNH	489,709 USD	Citi	12/17/2025	—	(2,829)
12,981,500 CZK	617,761 USD	Citi	12/17/2025	—	(4,816)
406,224 EUR	475,664 USD	Citi	12/17/2025	—	(2,643)
7,031,209 GBP	9,484,333 USD	Citi	12/17/2025	—	(23,725)
97,500,000 HUF	284,704 USD	Citi	12/17/2025	—	(1,317)
1,000,000,000 IDR	60,550 USD	Citi	12/17/2025	—	(137)
8,364,334 ILS	2,511,949 USD	Citi	12/17/2025	3,047	—
10,520,334 ILS	3,142,026 USD	Citi	12/17/2025	—	(13,574)
280,000,000 INR	3,176,972 USD	Citi	12/17/2025	21,111	—
1,291,911,763 KRW	935,873 USD	Citi	12/17/2025	270	—
79,467,609 MXN	4,216,874 USD	Citi	12/17/2025	6,381	—
119,956,812 MXN	6,346,234 USD	Citi	12/17/2025	—	(9,528)
2,213,608 NZD	1,303,378 USD	Citi	12/17/2025	—	(7,443)
19,375,000 PHP	338,562 USD	Citi	12/17/2025	80	—
4,375,000 PHP	76,377 USD	Citi	12/17/2025	—	(55)
23,536,270 PLN	6,420,498 USD	Citi	12/17/2025	—	(27,812)
5,334,707 SGD	4,196,552 USD	Citi	12/17/2025	4,580	—
11,624,158 SGD	9,125,092 USD	Citi	12/17/2025	—	(9,083)
23,333,110 THB	726,707 USD	Citi	12/17/2025	242	—
148,165,548 THB	4,600,555 USD	Citi	12/17/2025	—	(12,501)
1,516,481 USD	2,335,020 AUD	Citi	12/17/2025	14,292	—
2,427,202 USD	13,533,249 BRL	Citi	12/17/2025	6,105	—
1,417,024 USD	7,875,963 BRL	Citi	12/17/2025	—	(909)
3,544,823 USD	3,416,577,866 CLP	Citi	12/17/2025	—	(10,790)
8,806,984 USD	62,613,812 CNH	Citi	12/17/2025	51,403	—
1,510,063 USD	6,172,910,169 COP	Citi	12/17/2025	6,238	—
1,057,376 USD	4,299,260,119 COP	Citi	12/17/2025	—	(1,315)
568,739 USD	11,953,125 CZK	Citi	12/17/2025	4,518	—
4,883,659 USD	4,170,604 EUR	Citi	12/17/2025	27,005	—
1 USD	1 GBP	Citi	12/17/2025	—	—
2,059,836 USD	705,546,540 HUF	Citi	12/17/2025	9,915	—
351,261 USD	5,803,732,433 IDR	Citi	12/17/2025	945	—
30,494 USD	500,000,000 IDR	Citi	12/17/2025	—	(151)
162,583 USD	544,938 ILS	Citi	12/17/2025	872	—
331,022 USD	1,101,438 ILS	Citi	12/17/2025	—	(643)
5,507,757 USD	485,436,160 INR	Citi	12/17/2025	—	(36,440)
11,900,306 USD	1,734,793,888 JPY	Citi	12/17/2025	36,186	—
1,665,984 USD	2,300,505,861 KRW	Citi	12/17/2025	43	—
1,593,861 USD	2,200,505,857 KRW	Citi	12/17/2025	—	(254)
5,139,254 USD	52,040,846 NOK	Citi	12/17/2025	39,936	—
233,994 USD	829,970 PEN	Citi	12/17/2025	331	—
51,461 USD	181,585 PEN	Citi	12/17/2025	—	(195)
1,878,745 USD	107,500,000 PHP	Citi	12/17/2025	—	(714)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,946 USD	329,773 PLN	Citi	12/17/2025	403	—
1,057,451 USD	32,000,000 TWD	Citi	12/17/2025	1,646	—
5,339,518 USD	160,907,468 TWD	Citi	12/17/2025	—	(13,997)
4,549,412 USD	81,106,727 ZAR	Citi	12/17/2025	14,211	—
7,799,999 ZAR	437,738 USD	Citi	12/17/2025	—	(1,144)
1,862,557 USD	1,592,000 EUR	Goldman Sachs International	09/24/2025	2,442	—
1,190,386 USD	175,123,000 JPY	Goldman Sachs International	09/24/2025	4,072	—
152,064 USD	1,450,000 SEK	Goldman Sachs International	09/24/2025	1,344	—
22,819,320 USD	3,372,343,000 JPY	HSBC	09/02/2025	128,813	—
34,427,000 CHF	42,645,711 USD	HSBC	09/24/2025	—	(491,801)
5,699,000 NZD	3,350,227 USD	HSBC	09/24/2025	—	(14,452)
18,690,075 USD	25,703,000 CAD	HSBC	09/24/2025	44,390	—
50,955,649 USD	7,500,213,000 JPY	HSBC	09/24/2025	200,911	—
3,372,343,000 JPY	22,931,563 USD	HSBC	10/17/2025	—	(130,444)
3,413,499 AUD	2,244,049 USD	JPMorgan	09/17/2025	9,543	—
21,501,497 AUD	13,937,753 USD	JPMorgan	09/17/2025	—	(137,313)
10,521,963 BRL	1,936,189 USD	JPMorgan	09/17/2025	2,565	—
71,529,884 BRL	12,907,848 USD	JPMorgan	09/17/2025	—	(237,215)
14,228,142 CAD	10,469,660 USD	JPMorgan	09/17/2025	102,508	—
12,683,726 CAD	9,188,377 USD	JPMorgan	09/17/2025	—	(53,457)
3,486,502 CHF	4,410,961 USD	JPMorgan	09/17/2025	46,101	—
15,722,372 CHF	19,412,347 USD	JPMorgan	09/17/2025	—	(270,981)
5,366,577,866 CLP	5,626,787 USD	JPMorgan	09/17/2025	75,883	—
108,832,212 CNH	15,225,407 USD	JPMorgan	09/17/2025	—	(76,616)
4,299,260,119 COP	1,069,472 USD	JPMorgan	09/17/2025	843	—
22,230,525,169 COP	5,420,813 USD	JPMorgan	09/17/2025	—	(104,828)
1,000,000 CZK	47,949 USD	JPMorgan	09/17/2025	97	—
151,379,125 CZK	7,016,826 USD	JPMorgan	09/17/2025	—	(226,995)
5,385,456 EUR	6,361,093 USD	JPMorgan	09/17/2025	54,968	—
26,020,856 EUR	30,141,916 USD	JPMorgan	09/17/2025	—	(327,326)
5,397,095 GBP	7,339,327 USD	JPMorgan	09/17/2025	43,632	—
12,877,901 GBP	17,246,496 USD	JPMorgan	09/17/2025	—	(161,619)
50,000,000 HUF	147,726 USD	JPMorgan	09/17/2025	269	—
2,436,796,541 HUF	7,022,910 USD	JPMorgan	09/17/2025	—	(163,554)
26,500,000,000 IDR	1,620,645 USD	JPMorgan	09/17/2025	11,406	—
7,803,732,433 IDR	472,899 USD	JPMorgan	09/17/2025	—	(991)
2,764,438 ILS	829,050 USD	JPMorgan	09/17/2025	755	—
26,290,937 ILS	7,740,319 USD	JPMorgan	09/17/2025	—	(137,106)
1,155,436,154 INR	13,253,707 USD	JPMorgan	09/17/2025	165,738	—
1,291,500,023 JPY	8,952,227 USD	JPMorgan	09/17/2025	150,152	—
2,440,219,812 JPY	16,532,577 USD	JPMorgan	09/17/2025	—	(98,470)
17,432,811,815 KRW	12,745,661 USD	JPMorgan	09/17/2025	190,288	—
10,500,000 MXN	561,825 USD	JPMorgan	09/17/2025	92	—
531,460,301 MXN	27,691,415 USD	JPMorgan	09/17/2025	—	(740,822)
2,000,001 NOK	199,255 USD	JPMorgan	09/17/2025	276	—
95,999,146 NOK	9,482,390 USD	JPMorgan	09/17/2025	—	(68,519)
14,452,888 NZD	8,644,314 USD	JPMorgan	09/17/2025	113,516	—
2,138,000 NZD	1,251,773 USD	JPMorgan	09/17/2025	—	(10,179)
181,585 PEN	51,573 USD	JPMorgan	09/17/2025	190	—
829,970 PEN	234,492 USD	JPMorgan	09/17/2025	—	(364)
255,000,000 PHP	4,491,547 USD	JPMorgan	09/17/2025	30,307	—
70,000,000 PHP	1,213,082 USD	JPMorgan	09/17/2025	—	(11,572)
4,877,998 PLN	1,346,096 USD	JPMorgan	09/17/2025	7,642	—
42,791,774 PLN	11,447,487 USD	JPMorgan	09/17/2025	—	(293,971)
12,000,000 SEK	1,272,355 USD	JPMorgan	09/17/2025	3,331	—
94,343,431 SEK	9,884,815 USD	JPMorgan	09/17/2025	—	(92,195)
19,407,922 SGD	15,182,245 USD	JPMorgan	09/17/2025	38,901	—
9,383,076 SGD	7,288,035 USD	JPMorgan	09/17/2025	—	(33,262)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
122,249,109 THB	3,781,928 USD	JPMorgan	09/17/2025	3,961	—
126,915,773 THB	3,901,767 USD	JPMorgan	09/17/2025	—	(20,418)
201,449,113 TWD	6,766,502 USD	JPMorgan	09/17/2025	166,840	—
14,074,365 USD	21,724,264 AUD	JPMorgan	09/17/2025	146,526	—
2,096,162 USD	3,190,732 AUD	JPMorgan	09/17/2025	—	(7,481)
14,040,395 USD	80,757,760 BRL	JPMorgan	09/17/2025	800,477	—
584,394 USD	3,178,025 BRL	JPMorgan	09/17/2025	—	(367)
4,786,831 USD	6,576,808 CAD	JPMorgan	09/17/2025	5,276	—
11,462,774 USD	15,593,251 CAD	JPMorgan	09/17/2025	—	(100,953)
13,889,268 USD	11,132,020 CHF	JPMorgan	09/17/2025	47,256	—
1,125,068 USD	890,999 CHF	JPMorgan	09/17/2025	—	(9,599)
515,048 USD	500,000,000 CLP	JPMorgan	09/17/2025	2,125	—
7,464,667 USD	7,050,996,321 CLP	JPMorgan	09/17/2025	—	(171,490)
22,351,451 USD	159,650,527 CNH	JPMorgan	09/17/2025	95,727	—
8,128,306 USD	33,919,115,501 COP	JPMorgan	09/17/2025	302,663	—
7,539,923 USD	161,294,000 CZK	JPMorgan	09/17/2025	178,346	—
35,722,652 USD	30,872,510 EUR	JPMorgan	09/17/2025	427,658	—
7,042,301 USD	5,963,064 EUR	JPMorgan	09/17/2025	—	(59,823)
13,396,372 USD	9,940,035 GBP	JPMorgan	09/17/2025	40,389	—
11,379,214 USD	8,334,961 GBP	JPMorgan	09/17/2025	—	(112,164)
8,442,569 USD	3,004,843,083 HUF	JPMorgan	09/17/2025	419,146	—
60,713 USD	1,000,000,000 IDR	JPMorgan	09/17/2025	13	—
2,299,052 USD	37,607,464,867 IDR	JPMorgan	09/17/2025	—	(15,301)
6,015,991 USD	20,691,041 ILS	JPMorgan	09/17/2025	183,565	—
2,509,272 USD	8,364,334 ILS	JPMorgan	09/17/2025	—	(3,107)
14,145,594 USD	1,223,914,876 INR	JPMorgan	09/17/2025	—	(281,945)
4,373,779 USD	644,999,997 JPY	JPMorgan	09/17/2025	22,147	—
28,174,168 USD	4,039,100,864 JPY	JPMorgan	09/17/2025	—	(646,124)
1,683,110 USD	2,350,000,000 KRW	JPMorgan	09/17/2025	9,395	—
12,910,940 USD	17,691,911,769 KRW	JPMorgan	09/17/2025	—	(168,960)
13,339,407 USD	253,089,863 MXN	JPMorgan	09/17/2025	200,478	—
4,150,270 USD	77,467,608 MXN	JPMorgan	09/17/2025	—	(5,882)
12,915,522 USD	131,120,163 NOK	JPMorgan	09/17/2025	129,560	—
402,160 USD	4,000,001 NOK	JPMorgan	09/17/2025	—	(4,202)
1,170,595 USD	1,994,608 NZD	JPMorgan	09/17/2025	6,719	—
8,752,182 USD	14,596,280 NZD	JPMorgan	09/17/2025	—	(136,747)
599,991 USD	2,179,104 PEN	JPMorgan	09/17/2025	16,629	—
1,222,768 USD	70,000,000 PHP	JPMorgan	09/17/2025	1,886	—
4,521,689 USD	255,000,000 PHP	JPMorgan	09/17/2025	—	(60,449)
7,185,610 USD	26,303,908 PLN	JPMorgan	09/17/2025	31,810	—
2,417,701 USD	8,748,998 PLN	JPMorgan	09/17/2025	—	(17,100)
14,511,051 USD	138,284,805 SEK	JPMorgan	09/17/2025	112,849	—
9,389,792 USD	12,045,658 SGD	JPMorgan	09/17/2025	9,027	—
5,830,240 USD	7,452,163 SGD	JPMorgan	09/17/2025	—	(15,569)
3,976,949 USD	128,832,438 THB	JPMorgan	09/17/2025	4,468	—
2,282,505 USD	73,666,220 THB	JPMorgan	09/17/2025	—	(5,935)
0 USD	2 TWD	JPMorgan	09/17/2025	—	—
9,120,577 USD	267,993,595 TWD	JPMorgan	09/17/2025	—	(340,856)
12,801,486 USD	230,168,084 ZAR	JPMorgan	09/17/2025	234,320	—
311,910 USD	5,500,000 ZAR	JPMorgan	09/17/2025	—	(412)
500,000 ZAR	28,418 USD	JPMorgan	09/17/2025	100	—
190,671,927 ZAR	10,668,422 USD	JPMorgan	09/17/2025	—	(130,479)
8,412,500 AUD	5,462,570 USD	JPMorgan	12/17/2025	—	(52,427)
3,514,022 BRL	632,011 USD	JPMorgan	12/17/2025	183	—
3,918,028 BRL	701,971 USD	JPMorgan	12/17/2025	—	(2,499)
5,217,308 CAD	3,812,683 USD	JPMorgan	12/17/2025	—	(4,858)
7,654,348 CHF	9,668,167 USD	JPMorgan	12/17/2025	—	(19,344)
3,481,405 CNH	489,710 USD	JPMorgan	12/17/2025	—	(2,828)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,981,500 CZK	617,763 USD	JPMorgan	12/17/2025	—	(4,815)
406,226 EUR	475,667 USD	JPMorgan	12/17/2025	—	(2,642)
7,031,208 GBP	9,484,350 USD	JPMorgan	12/17/2025	—	(23,706)
97,500,000 HUF	284,704 USD	JPMorgan	12/17/2025	—	(1,316)
1,000,000,000 IDR	60,550 USD	JPMorgan	12/17/2025	—	(136)
8,364,334 ILS	2,511,954 USD	JPMorgan	12/17/2025	3,052	—
10,520,332 ILS	3,142,032 USD	JPMorgan	12/17/2025	—	(13,567)
280,000,000 INR	3,176,819 USD	JPMorgan	12/17/2025	20,959	—
1,291,911,765 KRW	935,767 USD	JPMorgan	12/17/2025	165	—
79,467,609 MXN	4,216,882 USD	JPMorgan	12/17/2025	6,390	—
119,956,812 MXN	6,346,247 USD	JPMorgan	12/17/2025	—	(9,516)
2,213,608 NZD	1,303,381 USD	JPMorgan	12/17/2025	—	(7,441)
23,750,000 PHP	415,226 USD	JPMorgan	12/17/2025	312	—
23,536,268 PLN	6,420,511 USD	JPMorgan	12/17/2025	—	(27,799)
5,334,707 SGD	4,196,561 USD	JPMorgan	12/17/2025	4,588	—
11,624,157 SGD	9,125,110 USD	JPMorgan	12/17/2025	—	(9,065)
23,333,110 THB	726,708 USD	JPMorgan	12/17/2025	244	—
148,165,548 THB	4,600,564 USD	JPMorgan	12/17/2025	—	(12,492)
1,516,477 USD	2,335,019 AUD	JPMorgan	12/17/2025	14,295	—
2,427,198 USD	13,533,254 BRL	JPMorgan	12/17/2025	6,110	—
1,417,021 USD	7,875,961 BRL	JPMorgan	12/17/2025	—	(907)
3,544,816 USD	3,416,577,866 CLP	JPMorgan	12/17/2025	—	(10,783)
8,806,966 USD	62,613,809 CNH	JPMorgan	12/17/2025	51,421	—
1,510,060 USD	6,172,910,169 COP	JPMorgan	12/17/2025	6,241	—
1,057,374 USD	4,299,260,119 COP	JPMorgan	12/17/2025	—	(1,313)
568,738 USD	11,953,125 CZK	JPMorgan	12/17/2025	4,520	—
4,883,652 USD	4,170,606 EUR	JPMorgan	12/17/2025	27,014	—
1 USD	1 GBP	JPMorgan	12/17/2025	—	—
2,059,832 USD	705,546,540 HUF	JPMorgan	12/17/2025	9,919	—
351,261 USD	5,803,732,433 IDR	JPMorgan	12/17/2025	944	—
30,494 USD	500,000,000 IDR	JPMorgan	12/17/2025	—	(151)
162,582 USD	544,936 ILS	JPMorgan	12/17/2025	873	—
331,022 USD	1,101,438 ILS	JPMorgan	12/17/2025	—	(643)
5,507,852 USD	485,436,161 INR	JPMorgan	12/17/2025	—	(36,535)
11,900,282 USD	1,734,793,888 JPY	JPMorgan	12/17/2025	36,210	—
1,665,809 USD	2,300,505,861 KRW	JPMorgan	12/17/2025	217	—
1,594,013 USD	2,200,505,858 KRW	JPMorgan	12/17/2025	—	(407)
5,139,244 USD	52,040,847 NOK	JPMorgan	12/17/2025	39,946	—
233,993 USD	829,970 PEN	JPMorgan	12/17/2025	331	—
51,461 USD	181,585 PEN	JPMorgan	12/17/2025	—	(195)
1,878,034 USD	107,500,000 PHP	JPMorgan	12/17/2025	—	(4)
89,946 USD	329,771 PLN	JPMorgan	12/17/2025	403	—
1,057,449 USD	32,000,000 TWD	JPMorgan	12/17/2025	1,648	—
5,339,608 USD	160,907,467 TWD	JPMorgan	12/17/2025	—	(14,087)
4,549,402 USD	81,106,727 ZAR	JPMorgan	12/17/2025	14,220	—
7,800,000 ZAR	437,738 USD	JPMorgan	12/17/2025	—	(1,143)
3,752,000 GBP	5,062,299 USD	Morgan Stanley	09/02/2025	—	(8,904)
219,879,000 SEK	23,008,477 USD	Morgan Stanley	09/02/2025	—	(223,495)
12,780,319 USD	10,318,000 CHF	Morgan Stanley	09/02/2025	114,763	—
7,357,262 USD	74,609,000 NOK	Morgan Stanley	09/02/2025	64,931	—
15,877,341 USD	26,461,000 NZD	Morgan Stanley	09/02/2025	—	(266,674)
15,950,000 AUD	10,501,544 USD	Morgan Stanley	09/17/2025	60,536	—
15,650,000 AUD	10,104,986 USD	Morgan Stanley	09/17/2025	—	(139,640)
19,600,000 CAD	14,334,692 USD	Morgan Stanley	09/17/2025	53,404	—
19,300,000 CHF	23,813,618 USD	Morgan Stanley	09/17/2025	—	(348,654)
350,000 EUR	407,149 USD	Morgan Stanley	09/17/2025	—	(2,685)
7,400,000 GBP	10,003,409 USD	Morgan Stanley	09/17/2025	222	—
7,600,000 GBP	10,148,389 USD	Morgan Stanley	09/17/2025	—	(125,154)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
275,470,000 INR	3,204,444 USD	Morgan Stanley	09/17/2025	84,113	—
340,000,000 JPY	2,377,763 USD	Morgan Stanley	09/17/2025	60,531	—
13,293,430,000 KRW	9,719,107 USD	Morgan Stanley	09/17/2025	144,979	—
57,165,000 MXN	3,024,823 USD	Morgan Stanley	09/17/2025	—	(33,409)
115,500,000 NOK	11,370,924 USD	Morgan Stanley	09/17/2025	—	(120,116)
18,750,000 NZD	11,388,506 USD	Morgan Stanley	09/17/2025	321,344	—
14,150,000 NZD	8,332,171 USD	Morgan Stanley	09/17/2025	—	(19,848)
49,195,000 PLN	13,251,296 USD	Morgan Stanley	09/17/2025	—	(247,117)
39,500,000 SEK	4,127,615 USD	Morgan Stanley	09/17/2025	—	(49,591)
15,705,588 USD	24,050,000 AUD	Morgan Stanley	09/17/2025	37,750	—
196,479 USD	300,000 AUD	Morgan Stanley	09/17/2025	—	(96)
6,613,251 USD	37,390,000 BRL	Morgan Stanley	09/17/2025	257,918	—
19,647,376 USD	27,100,000 CAD	Morgan Stanley	09/17/2025	98,690	—
1,324,971 USD	1,800,000 CAD	Morgan Stanley	09/17/2025	—	(13,424)
7,607,256 USD	6,100,000 CHF	Morgan Stanley	09/17/2025	29,524	—
17,531,569 USD	15,200,000 EUR	Morgan Stanley	09/17/2025	266,942	—
135,768 USD	100,000 GBP	Morgan Stanley	09/17/2025	—	(590)
4,972,180 USD	436,750,000 INR	Morgan Stanley	09/17/2025	—	(24,982)
13,593,237 USD	2,000,000,000 JPY	Morgan Stanley	09/17/2025	37,541	—
10,507,804 USD	1,535,000,000 JPY	Morgan Stanley	09/17/2025	—	(46,182)
2,940,089 USD	4,095,250,000 KRW	Morgan Stanley	09/17/2025	9,371	—
4,899,054 USD	91,420,000 MXN	Morgan Stanley	09/17/2025	—	(8,237)
24,148,100 USD	243,750,000 NOK	Morgan Stanley	09/17/2025	102,470	—
557,155 USD	5,500,000 NOK	Morgan Stanley	09/17/2025	—	(9,962)
322,192 USD	550,000 NZD	Morgan Stanley	09/17/2025	2,445	—
9,025,647 USD	15,050,000 NZD	Morgan Stanley	09/17/2025	—	(142,404)
3,481,835 USD	12,960,000 PLN	Morgan Stanley	09/17/2025	74,206	—
5,102,535 USD	48,500,000 SEK	Morgan Stanley	09/17/2025	26,439	—
106,234 USD	1,000,000 SEK	Morgan Stanley	09/17/2025	—	(482)
7,819,388 USD	335,875,000 TRY	Morgan Stanley	09/17/2025	243,031	—
9,648,418 USD	171,655,000 ZAR	Morgan Stanley	09/17/2025	73,440	—
227,945,000 ZAR	12,793,775 USD	Morgan Stanley	09/17/2025	—	(116,125)
6,818,000 AUD	4,441,078 USD	Morgan Stanley	09/24/2025	—	(22,585)
13,602,000 EUR	15,851,341 USD	Morgan Stanley	09/24/2025	—	(83,157)
38,414,000 NZD	22,816,264 USD	Morgan Stanley	09/24/2025	136,715	—
245,858,000 SEK	25,592,949 USD	Morgan Stanley	09/24/2025	—	(418,599)
74,609,000 NOK	7,358,941 USD	Morgan Stanley	10/17/2025	—	(65,185)
1,890,960,000 JPY	12,847,248 USD	Standard Chartered	09/02/2025	—	(20,364)
4,396,000 EUR	5,152,946 USD	State Street	09/02/2025	10,066	—
10,278,044 USD	8,247,000 CHF	State Street	09/02/2025	28,773	—
26,461,000 NZD	15,835,056 USD	UBS	09/02/2025	224,389	—
5,079,618 USD	4,396,000 EUR	UBS	09/02/2025	63,263	—
4,621,000 AUD	3,005,143 USD	UBS	09/24/2025	—	(20,171)
3,899,000 CHF	4,877,469 USD	UBS	09/24/2025	—	(8,032)
53,876,000 NOK	5,288,962 USD	UBS	09/24/2025	—	(71,359)
1,289,602 USD	1,776,000 CAD	UBS	09/24/2025	4,893	—
27,804,000 CHF	34,573,489 USD	Wells Fargo	09/02/2025	—	(174,995)
725,427,000 JPY	4,905,888 USD	Wells Fargo	09/02/2025	—	(30,501)
74,609,000 NOK	7,343,008 USD	Wells Fargo	09/02/2025	—	(79,185)
934,000 CHF	1,161,434 USD	Wells Fargo	09/24/2025	—	(8,881)
5,099,000 NOK	506,096 USD	Wells Fargo	09/24/2025	—	(1,222)
811,000 NZD	481,491 USD	Wells Fargo	09/24/2025	2,679	—
294,391 USD	251,000 EUR	Wells Fargo	09/24/2025	—	(349)
4,058,499 USD	3,003,000 GBP	Wells Fargo	09/24/2025	1,175	—
34,764,126 USD	27,804,000 CHF	Wells Fargo	10/17/2025	175,892	—
Total				13,913,128	(15,533,982)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	131	12/2025	USD	31,408,888	—	(13,242)
Australian 10-Year Bond	91	09/2025	AUD	10,346,665	—	(7,118)
Australian 10-Year Bond	529	09/2025	AUD	60,147,094	—	(40,836)
Australian 3-Year Bond	30	09/2025	AUD	3,219,799	—	(1,270)
Brent Crude	16	09/2025	USD	1,079,680	24,490	—
Brent Crude	8	10/2025	USD	535,120	1,535	—
Brent Crude	40	11/2025	USD	2,660,000	173,242	—
Brent Crude	9	11/2025	USD	598,500	—	(16,947)
Brent Crude	49	01/2026	USD	3,241,840	—	(50,069)
Brent Crude	98	03/2026	USD	6,471,920	33,208	—
CAC40 Index	38	09/2025	EUR	2,931,130	—	(6,547)
Canadian Government 10-Year Bond	512	12/2025	CAD	61,701,120	314,236	—
Cocoa	7	12/2025	GBP	371,140	—	(6,592)
Cocoa	59	12/2025	USD	4,548,900	140,783	—
Cocoa	3	12/2025	USD	231,300	—	(1,302)
Cocoa	120	12/2025	USD	9,252,000	—	(324,047)
Coffee	11	12/2025	USD	1,592,663	411,161	—
Coffee	32	03/2026	USD	4,486,800	726,121	—
Coffee	16	05/2026	USD	2,181,900	430,303	—
Copper	63	03/2026	USD	7,312,725	—	(759,003)
Copper	31	05/2026	USD	3,621,963	36,791	—
Corn	195	12/2025	USD	4,097,438	159,509	—
Corn	29	03/2026	USD	634,738	10,354	—
Corn	263	03/2026	USD	5,756,413	—	(86,080)
Corn	143	05/2026	USD	3,201,413	132,045	—
Cotton	98	12/2025	USD	3,260,460	—	(64,909)
Cotton	57	03/2026	USD	1,950,540	—	(21,391)
Cotton	17	05/2026	USD	593,215	4,306	—
Cotton	11	05/2026	USD	383,845	—	(6,807)
DAX Index	2	09/2025	EUR	1,197,900	—	(25,520)
DJIA Index E-mini	9	09/2025	USD	2,052,045	63,649	—
Euro STOXX 50 Index	14	09/2025	EUR	750,680	—	(1,616)
Euro STOXX 50 Index	41	09/2025	EUR	2,198,420	—	(28,784)
Euro-Bobl	52	12/2025	EUR	6,142,240	—	(66)
Euro-BTP	4	12/2025	EUR	477,440	—	(52)
Euro-Bund	52	09/2025	EUR	6,736,600	—	(8,730)
Euro-Bund	41	09/2025	EUR	5,311,550	—	(78,115)
Euro-Bund	130	12/2025	EUR	16,708,900	—	(15,373)
Euro-OAT	48	09/2025	EUR	5,851,680	—	(155,492)
Euro-OAT	139	09/2025	EUR	16,945,490	—	(307,278)
Euro-Schatz	336	12/2025	EUR	36,007,440	—	(3,097)
Feeder Cattle	24	10/2025	USD	4,373,700	502,035	—
FTSE 100 Index	46	09/2025	GBP	4,240,510	68,639	—
FTSE China A50 Index	271	09/2025	USD	4,060,935	3,080	—
FTSE Taiwan Index	64	09/2025	USD	5,135,360	—	(16,403)
FTSE/MIB Index	9	09/2025	EUR	1,901,160	—	(7,434)
Gas Oil	26	10/2025	USD	1,748,500	32,647	—
Gas Oil	20	01/2026	USD	1,292,500	38,021	—
Gas Oil	20	03/2026	USD	1,279,000	16,692	—
Gas Oil	20	03/2026	USD	1,279,000	—	(4,222)
Gas Oil	20	05/2026	USD	1,263,500	13,164	—
Gold 100 oz.	17	12/2025	USD	5,977,370	158,829	—
Hard Red Winter Wheat	80	03/2026	USD	2,163,000	—	(136,355)
Hard Red Winter Wheat	39	05/2026	USD	1,082,250	—	(18,168)
IBEX 35 Index	37	09/2025	EUR	5,538,345	58,101	—
IBEX 35 Index	46	09/2025	EUR	6,885,510	—	(5,672)
IBEX 35 Index	17	09/2025	EUR	2,544,645	—	(12,623)
KOSPI 200 Index	131	09/2025	KRW	14,102,150,000	277,020	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lead	43	11/2025	USD	2,137,369	—	(26,999)
Lead	9	01/2026	USD	452,090	—	(2,547)
Lead	17	03/2026	USD	860,536	—	(13,379)
Lead	9	05/2026	USD	458,615	—	(3,719)
Lean Hogs	1	10/2025	USD	38,010	2,378	—
Lean Hogs	28	12/2025	USD	978,880	116,242	—
Lean Hogs	27	02/2026	USD	967,950	34,293	—
Lean Hogs	52	04/2026	USD	1,922,960	71,594	—
Live Cattle	16	10/2025	USD	1,533,760	125,244	—
Live Cattle	18	10/2025	USD	1,725,480	96,938	—
Live Cattle	22	12/2025	USD	2,118,820	303,775	—
Live Cattle	22	02/2026	USD	2,131,800	229,150	—
Live Cattle	43	04/2026	USD	4,170,140	281,675	—
Long Gilt	270	12/2025	GBP	24,440,400	62,165	—
Long Gilt	84	12/2025	GBP	7,603,680	—	(6,994)
MSCI EAFE Index	3	09/2025	USD	408,165	2,656	—
MSCI Emerging Markets Index	266	09/2025	USD	16,823,170	596,882	—
NASDAQ 100 Index E-mini	6	09/2025	USD	2,815,410	57,204	—
Natural Gas	95	12/2025	USD	4,030,850	—	(560,764)
Natural Gas	221	02/2026	USD	7,997,990	—	(935,109)
Natural Gas	114	04/2026	USD	4,018,500	20,414	—
Nickel	12	01/2026	USD	1,118,058	—	(13,271)
Nickel	24	03/2026	USD	2,250,949	10,775	—
Nickel	12	05/2026	USD	1,133,610	5,184	—
NY Harbor ULSD Heat Oil	10	09/2025	USD	953,316	6,888	—
NY Harbor ULSD Heat Oil	19	09/2025	USD	1,811,300	—	(135)
NY Harbor ULSD Heat Oil	10	12/2025	USD	940,800	17,290	—
NY Harbor ULSD Heat Oil	9	02/2026	USD	835,909	14,246	—
NY Harbor ULSD Heat Oil	12	02/2026	USD	1,114,546	—	(7,570)
NY Harbor ULSD Heat Oil	9	04/2026	USD	820,525	4,934	—
NY Harbor ULSD Heat Oil	2	04/2026	USD	182,339	—	(495)
OMXS30 Index	256	09/2025	SEK	67,411,200	52,780	—
Palladium	2	12/2025	USD	224,800	—	(28)
Primary Aluminum	32	09/2025	USD	2,094,040	3,178	—
Primary Aluminum	6	09/2025	USD	392,633	2,065	—
Primary Aluminum	9	12/2025	USD	588,881	27	—
Primary Aluminum	31	01/2026	USD	2,031,663	81,044	—
Primary Aluminum	61	03/2026	USD	4,011,513	61,338	—
Primary Aluminum	31	05/2026	USD	2,045,225	3,943	—
RBOB Gasoline	15	09/2025	USD	1,240,407	22,001	—
RBOB Gasoline	16	09/2025	USD	1,323,101	—	(941)
RBOB Gasoline	160	10/2025	USD	12,858,048	186,289	—
RBOB Gasoline	12	12/2025	USD	935,777	17,148	—
RBOB Gasoline	12	02/2026	USD	945,504	5,745	—
RBOB Gasoline	12	02/2026	USD	945,504	—	(6,565)
RBOB Gasoline	11	04/2026	USD	955,693	14,183	—
Russell 2000 Index E-mini	12	09/2025	USD	1,421,880	100,302	—
S&P 500 Index E-mini	60	09/2025	USD	19,418,250	646,292	—
S&P 500 Index E-mini	6	09/2025	USD	1,941,825	91,073	—
S&P Mid 400 Index E-mini	4	09/2025	USD	1,303,400	44,909	—
S&P/TSX 60 Index	38	09/2025	CAD	12,887,320	632,482	—
S&P/TSX 60 Index	28	09/2025	CAD	9,495,920	267,981	—
Silver	5	12/2025	USD	1,018,075	58,688	—
Silver	4	12/2025	USD	814,460	36,197	—
Soybean	55	01/2026	USD	2,949,375	38,005	—
Soybean	109	03/2026	USD	5,924,150	208,440	—
Soybean	54	05/2026	USD	2,967,300	116,769	—
Soybean Meal	3	01/2026	USD	87,840	2,989	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Meal	51	01/2026	USD	1,493,280	—	(26,263)
Soybean Meal	83	03/2026	USD	2,483,360	27,716	—
Soybean Meal	23	03/2026	USD	688,160	—	(2,698)
Soybean Meal	25	05/2026	USD	761,250	11,983	—
Soybean Meal	27	05/2026	USD	822,150	—	(4,801)
Soybean Oil	13	12/2025	USD	406,692	—	(10,973)
Soybean Oil	63	01/2026	USD	1,981,476	—	(19,002)
Soybean Oil	26	03/2026	USD	822,120	15,344	—
Soybean Oil	101	03/2026	USD	3,193,620	—	(54,194)
Soybean Oil	64	05/2026	USD	2,027,136	—	(5,458)
SPI 200 Index	56	09/2025	AUD	12,511,800	79,856	—
SPI 200 Index	41	09/2025	AUD	9,160,425	—	(355)
Sugar #11	40	09/2025	USD	733,376	—	(18,523)
Sugar #11	186	02/2026	USD	3,543,523	—	(153,228)
Sugar #11	23	04/2026	USD	430,450	4,066	—
Sugar #11	40	04/2026	USD	748,608	—	(16,317)
TOPIX Index	7	09/2025	JPY	215,075,000	82,561	—
U.S. Treasury 2-Year Note	272	12/2025	USD	56,722,625	60,167	—
U.S. Treasury 5-Year Note	696	12/2025	USD	76,190,250	314,100	—
Wheat	12	12/2025	USD	320,550	1,366	—
Wheat	125	03/2026	USD	3,450,000	—	(197,134)
Wheat	31	05/2026	USD	871,875	7,419	—
Wheat	30	05/2026	USD	843,750	—	(8,678)
WIG 20 Index	113	09/2025	PLN	6,348,340	—	(54,592)
WTI Crude	86	09/2025	USD	5,504,860	134,684	—
WTI Crude	33	09/2025	USD	2,112,330	28,546	—
WTI Crude	31	12/2025	USD	1,943,700	35,569	—
WTI Crude	13	12/2025	USD	815,100	—	(29,241)
WTI Crude	89	02/2026	USD	5,553,600	—	(57,271)
WTI Crude	44	04/2026	USD	2,740,320	33,151	—
Zinc	44	09/2025	USD	3,109,359	19,907	—
Zinc	136	11/2025	USD	9,601,226	—	(53,131)
Zinc	15	12/2025	USD	1,058,325	8,083	—
Zinc	15	01/2026	USD	1,058,516	37,389	—
Zinc	29	03/2026	USD	2,048,995	56,793	—
Zinc	15	05/2026	USD	1,060,575	—	(6,627)
Total					9,542,456	(4,528,162)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(13)	09/2025	JPY	(178,841,000)	9,649	—
3-Month SOFR	(129)	06/2026	USD	(31,116,413)	—	(6,263)
Australian 10-Year Bond	(698)	09/2025	AUD	(79,362,328)	—	(163,730)
Bist 30 Index	(792)	10/2025	TRY	(104,021,280)	56,883	—
Brent Crude	(83)	09/2025	USD	(5,600,840)	72,923	—
Brent Crude	(10)	09/2025	USD	(674,800)	—	(18,264)
CAC40 Index	(106)	09/2025	EUR	(8,176,310)	137,371	—
CAC40 Index	(8)	09/2025	EUR	(617,080)	2,310	—
Canadian Government 10-Year Bond	(76)	12/2025	CAD	(9,158,760)	—	(15,531)
Canadian Government 10-Year Bond	(347)	12/2025	CAD	(41,816,970)	—	(190,389)
Coffee	(2)	12/2025	USD	(289,575)	—	(56,425)
Coffee	(61)	12/2025	USD	(8,832,038)	—	(179,867)
Copper	(1)	09/2025	USD	(246,129)	—	(4,132)
Copper	(2)	12/2025	USD	(496,012)	—	(2,955)
Copper	(1)	12/2025	USD	(114,763)	—	(2,102)
Copper	(13)	12/2025	USD	(1,491,913)	—	(27,369)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	(153)	12/2025	USD	(17,558,663)	—	(186,372)
Corn	(17)	12/2025	USD	(357,213)	—	(8,005)
Corn	(661)	12/2025	USD	(13,889,263)	—	(645,671)
Cotton	(105)	12/2025	USD	(3,493,350)	66,053	—
Cotton	(18)	12/2025	USD	(598,860)	11,744	—
DAX Index	(3)	09/2025	EUR	(1,796,850)	—	(40,968)
Euro STOXX 50 Index	(226)	09/2025	EUR	(12,118,120)	—	(11,020)
Euro-Buxl 30-Year	(9)	12/2025	EUR	(1,020,960)	6,517	—
FTSE 100 Index	(57)	09/2025	GBP	(5,254,545)	—	(134,560)
FTSE 100 Index	(146)	09/2025	GBP	(13,459,010)	—	(514,653)
FTSE Taiwan Index	(52)	09/2025	USD	(4,172,480)	—	(6,747)
FTSE/JSE Top 40 Index	(1)	09/2025	ZAR	(941,350)	430	—
FTSE/JSE Top 40 Index	(37)	09/2025	ZAR	(34,829,950)	—	(51,020)
FTSE/MIB Index	(10)	09/2025	EUR	(2,112,400)	—	(84,328)
FTSE/MIB Index	(37)	09/2025	EUR	(7,815,880)	—	(508,288)
Gas Oil	(54)	11/2025	USD	(3,580,200)	—	(68,735)
Gold 100 oz.	(2)	12/2025	USD	(703,220)	—	(9,825)
Hard Red Winter Wheat	(131)	12/2025	USD	(3,404,363)	78,429	—
Hard Red Winter Wheat	(27)	12/2025	USD	(701,663)	12,145	—
IFSC Nifty 50 Index	(124)	09/2025	USD	(6,089,144)	74,766	—
IFSC Nifty 50 Index	(40)	09/2025	USD	(1,964,240)	28,594	—
Japanese 10-Year Government Bond	(124)	09/2025	JPY	(17,054,960,000)	737,977	—
Japanese 10-Year Government Bond	(17)	09/2025	JPY	(2,338,180,000)	128,634	—
KLCI Index	(10)	09/2025	MYR	(774,000)	533	—
Lean Hogs	(22)	10/2025	USD	(836,220)	—	(43,136)
Lean Hogs	(31)	10/2025	USD	(1,178,310)	—	(52,376)
Live Cattle	(143)	10/2025	USD	(13,707,980)	—	(1,115,010)
Long Gilt	(10)	12/2025	GBP	(905,200)	—	(93)
Mexican Bolsa IPC Index	(8)	09/2025	MXN	(4,703,520)	861	—
Mexican Bolsa IPC Index	(250)	09/2025	MXN	(146,985,000)	—	(81,959)
MSCI Singapore Index	(74)	09/2025	SGD	(3,285,970)	—	(2,578)
Natural Gas	(15)	09/2025	USD	(449,550)	—	(14,374)
Natural Gas	(91)	09/2025	USD	(2,727,270)	—	(94,828)
Natural Gas	(784)	10/2025	USD	(26,130,720)	497,721	—
Natural Gas	(14)	10/2025	USD	(466,620)	—	(26,239)
Nickel	(8)	09/2025	USD	(733,756)	—	(13,722)
Nickel	(81)	11/2025	USD	(7,488,380)	—	(52,547)
Nickel	(17)	12/2025	USD	(1,576,878)	—	(21,750)
NY Harbor ULSD Heat Oil	(7)	10/2025	USD	(664,822)	1,701	—
NY Harbor ULSD Heat Oil	(16)	10/2025	USD	(1,519,594)	—	(20,360)
OMXS30 Index	(274)	09/2025	SEK	(72,151,050)	—	(38,566)
Platinum	(3)	10/2025	USD	(205,575)	—	(6,324)
Primary Aluminum	(198)	11/2025	USD	(12,950,190)	—	(31,365)
S&P 500 Index E-mini	(27)	09/2025	USD	(8,738,213)	—	(32,547)
S&P/TSX 60 Index	(16)	09/2025	CAD	(5,426,240)	—	(122,498)
Soybean	(2)	11/2025	USD	(105,450)	—	(1,881)
Soybean	(38)	11/2025	USD	(2,003,550)	—	(36,158)
Soybean	(379)	11/2025	USD	(19,982,775)	—	(404,420)
Soybean Meal	(100)	12/2025	USD	(2,890,000)	24,666	—
Soybean Meal	(7)	12/2025	USD	(202,300)	—	(3,635)
Soybean Meal	(7)	12/2025	USD	(202,300)	—	(6,816)
Soybean Oil	(123)	10/2025	USD	(3,815,460)	—	(37,155)
Soybean Oil	(363)	12/2025	USD	(11,356,092)	370,756	—
Soybean Oil	(58)	12/2025	USD	(1,814,472)	—	(117,129)
SPI 200 Index	(11)	09/2025	AUD	(2,457,675)	—	(67,007)
Sugar #11	(303)	09/2025	USD	(5,555,323)	120,097	—
Sugar #11	(76)	09/2025	USD	(1,393,414)	38,505	—
Sugar #11	(21)	09/2025	USD	(385,022)	—	(151)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Thai SET50 Index	(486)	09/2025	THB	(77,682,240)	—	(104,756)
TOPIX Index	(7)	09/2025	JPY	(215,075,000)	21,501	—
TOPIX Index	(16)	09/2025	JPY	(491,600,000)	—	(153,923)
U.S. Long Bond	(227)	12/2025	USD	(25,934,750)	—	(133,450)
U.S. Treasury 10-Year Note	(109)	12/2025	USD	(12,262,500)	—	(36,633)
U.S. Treasury 10-Year Note	(1,935)	12/2025	USD	(217,687,500)	—	(912,550)
U.S. Treasury Ultra Bond	(51)	12/2025	USD	(5,944,688)	16,847	—
U.S. Treasury Ultra Bond	(64)	12/2025	USD	(7,460,000)	8,894	—
U.S. Treasury Ultra Bond	(10)	12/2025	USD	(1,165,625)	—	(879)
Wheat	(144)	12/2025	USD	(3,846,600)	7,474	—
Wheat	(135)	12/2025	USD	(3,606,188)	—	(42,393)
Wheat	(169)	12/2025	USD	(4,514,413)	—	(70,737)
WTI Crude	(66)	10/2025	USD	(4,188,360)	—	(38,632)
WTI Crude	(7)	11/2025	USD	(440,930)	—	(6,039)
Yen Denominated Nikkei 225 Index	(1)	09/2025	JPY	(21,040,000)	4,961	—
Total					2,538,942	(6,881,835)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,000,000	5,000,000	3.80	09/12/2025	106,250	55,613
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.80	10/14/2025	316,500	215,418
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,000,000	6,000,000	3.50	07/09/2026	105,000	99,035
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,785,000	4,785,000	3.50	06/11/2026	78,952	75,335
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	2,908,000	2,908,000	3.80	10/29/2025	142,492	16,914
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	10,000,000	10,000,000	3.75	05/14/2026	191,000	255,137
Total							940,194	717,452

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	7,000,000	7,000,000	3.90	09/30/2025	129,150	13,091
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	4.05	09/05/2025	79,000	1
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	22,000,000	22,000,000	4.00	11/10/2025	152,900	6,400
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	4.00	11/21/2025	89,670	4,061
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	3.75	12/23/2025	80,000	19,641
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	7,000,000	7,000,000	3.50	10/03/2025	82,250	11,844

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	15,000,000	15,000,000	3.75	11/28/2025	144,000	20,868
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	10,000,000	10,000,000	3.55	12/29/2025	93,000	40,755
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	27,500,000	27,500,000	3.40	08/05/2026	438,900	351,926
Total							1,288,870	468,587

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(35,000,000)	(35,000,000)	3.35	09/22/2025	(52,500)	(59,199)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(25,000,000)	(25,000,000)	3.30	09/26/2025	(35,000)	(38,650)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(35,000,000)	(35,000,000)	3.35	09/22/2025	(53,375)	(59,199)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(15,000,000)	(15,000,000)	3.25	09/29/2025	(42,000)	(44,050)
Total							(182,875)	(201,098)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	Citi	09/19/2035	SEK	6,200,000	(64)	—	—	—	(64)
3-Month AUD BBSW	Fixed rate of 3.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/09/2027	AUD	65,700,000	75,881	—	—	75,881	—
3-Month AUD BBSW	Fixed rate of 3.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/09/2027	AUD	5,400,000	(2,022)	—	—	—	(2,022)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/15/2027	CHF	64,900,000	70,850	—	—	70,850	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/15/2027	SEK	363,100,000	65,086	—	—	65,086	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/15/2027	CAD	20,700,000	10,432	—	—	10,432	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/15/2027	CAD	600,000	(205)	—	—	—	(205)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/15/2027	CHF	20,300,000	(26,550)	—	—	—	(26,550)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/15/2027	EUR	140,700,000	(170,585)	—	—	—	(170,585)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2027	NOK	974,200,000	(222,887)	—	—	—	(222,887)
3-Month AUD BBSW	Fixed rate of 3.000%	Receives Quarterly, Pays Quarterly	JPMorgan	12/09/2027	AUD	72,800,000	58,338	—	—	58,338	—
3-Month AUD BBSW	Fixed rate of 3.000%	Receives Quarterly, Pays Quarterly	JPMorgan	12/09/2027	AUD	34,400,000	(15,282)	—	—	—	(15,282)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	JPY	17,008,400,000	132,766	—	—	132,766	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	GBP	66,700,000	104,602	—	—	104,602	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/15/2027	SEK	440,100,000	41,848	—	—	41,848	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/15/2027	NOK	92,700,000	9,527	—	—	9,527	—
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/15/2027	NZD	500,000	47	—	—	47	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/15/2027	CHF	200,000	34	—	—	34	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	GBP	11,000,000	(2,310)	—	—	—	(2,310)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/15/2027	NOK	218,200,000	(11,442)	—	—	—	(11,442)
3-Month NZD Bank Bill	Fixed rate of 3.500%	Receives Quarterly, Pays Semi-Annually	JPMorgan	12/15/2027	NZD	29,400,000	(92,209)	—	—	—	(92,209)
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/15/2027	CAD	60,000,000	(94,299)	—	—	—	(94,299)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/15/2027	EUR	216,900,000	(402,143)	—	—	—	(402,143)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/15/2027	CHF	145,500,000	(480,389)	—	—	—	(480,389)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/15/2027	USD	224,200,000	(579,662)	—	—	—	(579,662)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/15/2028	NZD	87,900,000	—	—	—	—	—
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	03/15/2028	JPY	2,474,100,000	—	—	—	—	—
SOFR	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	03/15/2028	USD	5,400,000	—	—	—	—	—
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/11/2030	NZD	600,000	1,819	—	—	1,819	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/12/2030	AUD	300,000	164	—	—	164	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	GBP	2,500,000	10,318	—	—	10,318	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	JPY	270,000,000	7,493	—	—	7,493	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	NOK	4,000,000	439	—	—	439	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	EUR	800,000	365	—	—	365	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	NOK	2,000,000	(96)	—	—	—	(96)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	GBP	200,000	(235)	—	—	—	(235)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/18/2030	EUR	200,000	(477)	—	—	—	(477)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/18/2030	SEK	3,000,000	(1,619)	—	—	—	(1,619)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/18/2030	CAD	500,000	(2,980)	—	—	—	(2,980)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/18/2030	CHF	500,000	(3,290)	—	—	—	(3,290)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	12/18/2030	USD	4,200,000	(41,454)	—	—	—	(41,454)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	09/19/2035	EUR	27,200,000	204,086	—	—	204,086	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/19/2035	CAD	4,800,000	36,702	—	—	36,702	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/19/2035	SEK	4,300,000	4,200	—	—	4,200	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/19/2035	NOK	8,000,000	1,714	—	—	1,714	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/19/2035	CHF	2,700,000	1,659	—	—	1,659	—
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/19/2035	CAD	100,000	(132)	—	—	—	(132)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/19/2035	SEK	72,000,000	(445)	—	—	—	(445)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/19/2035	CHF	8,100,000	(42,574)	—	—	—	(42,574)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/19/2035	NOK	118,400,000	(96,980)	—	—	—	(96,980)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	12/12/2035	NZD	12,400,000	51,693	—	—	51,693	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/13/2035	AUD	29,900,000	106,540	—	—	106,540	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/13/2035	AUD	21,200,000	(42,744)	—	—	—	(42,744)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/19/2035	EUR	46,400,000	380,476	—	—	380,476	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2035	CHF	19,900,000	197,133	—	—	197,133	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/19/2035	USD	32,000,000	189,521	—	—	189,521	—
Fixed rate of 3.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	12/19/2035	CAD	5,400,000	34,449	—	—	34,449	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/19/2035	SEK	41,800,000	13,952	—	—	13,952	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/19/2035	NOK	39,200,000	11,388	—	—	11,388	—
Fixed rate of 1.500%	TONA	Receives Annually, Pays Annually	JPMorgan	12/19/2035	JPY	165,700,000	1,543	—	—	1,543	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/19/2035	GBP	1,000,000	488	—	—	488	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/19/2035	EUR	100,000	(495)	—	—	—	(495)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/19/2035	CHF	200,000	(858)	—	—	—	(858)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	12/19/2035	SEK	10,200,000	(1,875)	—	—	—	(1,875)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/19/2035	NOK	9,700,000	(5,666)	—	—	—	(5,666)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/19/2035	GBP	24,200,000	(203,215)	—	—	—	(203,215)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	03/12/2036	NZD	500,000	—	—	—	—	—
Fixed rate of 5.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/13/2036	AUD	9,600,000	383	—	—	383	—
Fixed rate of 5.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/13/2036	AUD	4,600,000	(383)	—	—	—	(383)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	JPY	323,400,000	407	—	—	407	—
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	JPY	224,700,000	(407)	—	—	—	(407)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	12/15/2055	EUR	2,700,000	86,504	—	—	86,504	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/15/2055	USD	1,400,000	5,863	—	—	5,863	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/15/2055	GBP	200,000	407	—	—	407	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/15/2055	USD	1,100,000	(2,254)	—	—	—	(2,254)
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	12/15/2055	EUR	200,000	(3,495)	—	—	—	(3,495)
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/15/2055	GBP	1,400,000	(28,066)	—	—	—	(28,066)
Fixed rate of 3.940%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	05/05/2035	NZD	39,700,000	410,580	—	—	410,580	—
Fixed rate of 4.008%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	07/03/2035	NZD	18,500,000	141,483	—	—	141,483	—
Fixed rate of 2.475%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	07/03/2035	SEK	94,000,000	(156,390)	—	—	—	(156,390)
Fixed rate of 2.718%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	08/05/2035	SEK	36,000,000	18,151	—	—	18,151	—
Total							(246,848)	—	—	2,489,331	(2,736,179)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	6.803	USD	1,000,000	(160,242)	417	—	(128,071)	—	(31,754)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	3,000,000	(379,301)	1,250	—	(450,048)	71,997	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	500,000	(63,217)	208	—	(88,922)	25,913	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	500,000	(63,217)	208	—	(84,059)	21,050	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	1,200,000	(228,211)	500	—	(255,088)	27,377	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	500,000	(95,088)	208	—	(90,711)	—	(4,169)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	2,000,000	(380,352)	833	—	(288,988)	—	(90,531)
Total								(1,369,628)	3,624	—	(1,385,887)	146,337	(126,454)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index September Futures	Decrease in total return of TAIEX Index September Futures	At Termination	Goldman Sachs	09/17/2025	TWD	116,486,400	(15,651)	—	—	—	—	(15,651)
Decrease in total return of WIG 20 Index September Futures	Increase in total return of WIG 20 Index September Futures	At Termination	Goldman Sachs	09/19/2025	PLN	3,202,260	48,853	—	—	—	48,853	—
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	09/17/2025	BRL	54,752,090	524,916	(9,573)	—	—	515,343	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.300%	Monthly	JPMorgan	09/17/2025	BRL	4,578,800	43,898	(770)	—	—	43,128	—
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	09/17/2025	CHF	4,327,302	39,828	(53)	—	—	39,775	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	2,311,153	33,084	1,166	—	—	34,250	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	2,022,144	28,946	1,179	—	—	30,125	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	1,275,421	18,257	644	—	—	18,901	—
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	09/17/2025	CHF	984,028	9,057	(12)	—	—	9,045	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	525,472	7,522	265	—	—	7,787	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	499,659	7,153	252	—	—	7,405	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	458,635	6,566	231	—	—	6,797	—
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	09/17/2025	CHF	479,915	4,417	(6)	—	—	4,411	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	279,330	3,998	141	—	—	4,139	—
ESTR minus 0.200%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/17/2025	EUR	262,736	3,761	133	—	—	3,894	—
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	09/17/2025	CHF	177,448	1,633	(2)	—	—	1,631	—
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	4,469,439	1,419	—	—	—	1,419	—
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	4,313,454	263	—	—	—	263	—
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	2,443,769	97	142	—	—	239	—
SARON	Total return on MSCI Switzerland Net Return CHF Index	Monthly	JPMorgan	09/17/2025	CHF	12,099	111	—	—	—	111	—
TONA minus 0.100%	Total return on MSCI Japan Net Return JPY Index	Monthly	JPMorgan	09/17/2025	JPY	1,095,972	74	1	—	—	75	—
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	288,276	(90)	29	—	—	—	(61)
1-Month AUD BBSW plus 0.100%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	09/17/2025	AUD	262,663	(558)	155	—	—	—	(403)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	2,291,197	(715)	232	—	—	—	(483)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	2,384,287	(743)	241	—	—	—	(502)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	2,864,748	(894)	290	—	—	—	(604)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	3,460,819	(1,079)	350	—	—	—	(729)
1-Month ZAR JIBAR minus 0.350%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/17/2025	ZAR	2,374,192	(1,010)	230	—	—	—	(780)
1-Month ZAR JIBAR minus 0.350%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/17/2025	ZAR	2,727,909	(1,160)	264	—	—	—	(896)
1-Month ZAR JIBAR minus 0.350%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/17/2025	ZAR	3,262,058	(1,387)	316	—	—	—	(1,071)
1-Month ZAR JIBAR minus 0.350%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/17/2025	ZAR	3,331,729	(1,417)	323	—	—	—	(1,094)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	5,972,728	(1,863)	604	—	—	—	(1,259)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	5,993,748	(1,869)	606	—	—	—	(1,263)
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.270%	Monthly	JPMorgan	09/17/2025	EUR	486,734	(1,309)	—	—	—	—	(1,309)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	6,438,175	(2,008)	651	—	—	—	(1,357)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico minus 0.200%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	09/17/2025	MXN	6,454,691	(2,013)	653	—	—	—	(1,360)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	136,864	(1,664)	34	—	—	—	(1,630)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	09/17/2025	SEK	1,310,239	(2,054)	(88)	—	—	—	(2,142)
1-Month ZAR JIBAR minus 0.350%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/17/2025	ZAR	7,731,756	(3,287)	748	—	—	—	(2,539)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	237,231	(2,884)	59	—	—	—	(2,825)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	392,343	(4,769)	98	—	—	—	(4,671)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	09/17/2025	SEK	3,348,388	(5,250)	(225)	—	—	—	(5,475)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	474,461	(5,768)	119	—	—	—	(5,649)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	09/17/2025	SEK	3,785,135	(5,935)	(254)	—	—	—	(6,189)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	529,207	(6,433)	132	—	—	—	(6,301)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.340%	Monthly	JPMorgan	09/17/2025	EUR	243,594	(6,554)	(161)	—	—	—	(6,715)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.340%	Monthly	JPMorgan	09/17/2025	EUR	246,826	(6,641)	(163)	—	—	—	(6,804)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	997,701	(9,630)	125	—	—	—	(9,505)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	09/17/2025	SEK	6,987,941	(10,956)	(469)	—	—	—	(11,425)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	09/17/2025	SEK	8,298,180	(13,010)	(557)	—	—	—	(13,567)
CORRA	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	09/17/2025	CAD	924,689	(16,821)	458	—	—	—	(16,363)
SORA plus 0.050%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/17/2025	SGD	5,529,296	(67,217)	1,383	—	—	—	(65,834)
Increase in total return of KOSPI 200 Index September Futures	Decrease in total return of KOSPI 200 Index September Futures	At Termination	Morgan Stanley	09/11/2025	KRW	18,192,850,000	110,802	—	—	—	110,802	—
Decrease in total return of Swiss Market Index September Futures	Increase in total return of Swiss Market Index September Futures	At Termination	Morgan Stanley	09/19/2025	CHF	4,514,370	28,691	—	—	—	28,691	—
Increase in total return of Ibovespa Index October Futures	Decrease in total return of Ibovespa Index October Futures	At Termination	Morgan Stanley	10/15/2025	BRL	45,323,145	222,225	—	—	—	222,225	—
Total							942,932	(79)	—	—	1,139,309	(196,456)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD Bank Bill	Bank Bill Rate	3.005%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.087%
6-Month AUD BBSW	Bank Bill Swap Rate	3.660%
6-Month EURIBOR	Euro Interbank Offered Rate	2.074%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.300%
ESTR	Euro Short Term Rate	1.925%
CORRA	Canadian Overnight Repo Rate Average	2.760%
Overnight BRL CDI	Interbank Certificate of Deposit	14.900%

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
SARON	Swiss Average Rate Overnight	(0.039)%
SOFR	Secured Overnight Financing Rate	4.340%
SONIA	Sterling Overnight Index Average	3.968%
SORA	Singapore Overnight Rate Average	0.973%
TONA	Tokyo Overnight Average Rate	0.478%
1-Month AUD BBSW	Bank Bill Swap Rate	3.548%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	6.925%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.094%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.043%
3-Month AUD BBSW	Bank Bill Swap Rate	3.573%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $78,942,919, which represents 15.41% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2025 and is not reflective of the cash flow payments.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $1,325,383, which represents 0.26% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(n)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	243,165,326	97,186,153	(82,791,386)	3,680	257,563,773	(3,321)	2,693,754	257,641,065
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2025 (Unaudited)
Abbreviation Legend (continued)
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.

Columbia Multi Strategy Alternatives Fund  | 2025

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1QT259_05_R01_(10/25)